Revenue and Segmented Information	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Revenue and Segmented Information
7.	REVENUE AND SEGMENTED INFORMATION
The Company is viewed as a single business segment involving basic steel production for purposes of internal performance measurement and resource allocation. The Company’s non-current
assets at
March 31, 2022 and March 31, 2021 are in Canada.

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020

Total revenue is comprised of:
Sheet & Strip	$3,083.1	$1,340.4	$1,417.8
Plate	465.7	274.7	324.8
Freight	172.9	150.4	175.1
Non-steel revenue	84.3	29.4	39.2

	$3,806.0	$1,794.9	$1,956.9

The geographical distribution of total revenue is as follows:
Sales to customers in Canada	$1,312.8	$748.3	$845.7
Sales to customers in the United States	2,398.5	1,024.5	1,069.7
Sales to customers in the rest of the world	94.7	22.1	41.5

	$3,806.0	$1,794.9	$1,956.9

For
the year ended March 31, 2022, sales of $409.5 million to one customer represented greater than 10% of total revenue. For the year ended March 31, 2021, the sales to any one customer did not represent greater than 10% of total revenue. For the year ended March 31, 2020, sales of $203.5 million to one customer represented greater than 10% of total revenue.
The geographical distribution of revenue was derived from
the
shipping location of sales to customers.